Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Cash dividends to shareholders	$ 410	$ 382	$ 364
Dividends paid per share (in dollars per share)	$ 1.72	$ 1.56	$ 1.41